Equity-Based Compensation - Schedule of fair value assumptions (Detail) - PICU	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.20%	1.93%
Volatility	91.00%	101.03%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.51%	2.20%
Volatility	80.00%	91.00%